CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 272,507,595	$ 225,365,547	$ 264,488,162
Interest expense	(46,957,657)	(18,668,523)	(18,378,823)
Total net revenues	225,549,938	206,697,024	246,109,339
Operating cost and expenses:
Execution and clearing	(9,084,089)	(15,607,914)	(31,143,578)
Employee compensation and benefits (including share-based compensation of US$13,370,377, US$14,213,841 and US$10,147,362 for the years ended December 31, 2021, 2022 and 2023, respectively)	(100,750,644)	(101,749,440)	(87,160,214)
Occupancy, depreciation and amortization	(9,387,056)	(9,013,467)	(6,134,991)
Communication and market data	(30,831,488)	(27,138,244)	(22,121,263)
Marketing and branding	(20,859,834)	(33,121,767)	(59,264,634)
General and administrative	(21,791,263)	(18,332,557)	(22,705,839)
Total operating cost and expenses	(192,704,374)	(204,963,389)	(228,530,519)
Other income (expenses):
Fair value change from convertible bonds			4,194,848
Others, net	13,148,173	298,150	(2,719,196)
Income before income taxes	45,993,737	2,031,785	19,054,472
Income tax expense	(12,986,310)	(4,288,665)	(4,363,771)
Net income (loss)	33,007,427	(2,256,880)	14,690,701
Less:
Net loss attributable to non-controlling interests	(98,285)	(129,215)
Accretion of Redeemable Non-controlling Interests to Redemption Value	(542,187)	(58,776)
Net income (loss) attributable to ordinary shareholders of UP Fintech	$ 32,563,525	$ (2,186,441)	$ 14,690,701
Net income (loss) per share attributable to ordinary shareholders of UP Fintech:
Basic	$ 0.01	$ 0	$ 0.01
Diluted	$ 0.01	$ 0	$ 0.01
Weighted average shares used in calculating net income (loss) per ordinary share:
Basic	2,325,338,439	2,295,154,791	2,205,186,257
Diluted	2,427,268,831	2,295,154,791	2,335,717,204
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on available-for-sale securities (net of tax effect of nil, US$88,563 and nil for the years ended December 31, 2021, 2022 and 2023, respectively)	$ (450,325)	$ (768,590)	$ 1,899,605
Change in cumulative foreign currency translation adjustment	(545,498)	(8,130,208)	1,839,022
Total Comprehensive income (loss)	32,011,604	(11,155,678)	18,429,328
Total Comprehensive loss attributable to non-controlling interests	(92,526)	(130,783)
Accretion of redeemable non-controlling interests to redemption value	(542,187)	(58,776)
Total Comprehensive income (loss) attributable to ordinary shareholders of UP Fintech	31,561,943	(11,083,671)	18,429,328
Commissions
Revenues:
Revenues	92,593,458	108,118,464	147,198,648
Financing service fees
Revenues:
Revenues	12,178,838	7,903,057	9,268,819
Interest income
Revenues:
Revenues	149,291,006	85,150,424	70,335,156
Other revenues
Revenues:
Revenues	$ 18,444,293	$ 24,193,602	$ 37,685,539